Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Small Mid Cap Value VIP
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 3.4%
Entertainment 1.1%
Lions Gate Entertainment Corp. "A"*	51,576	731,864
Madison Square Garden Sports Corp.*	1,873	348,284
		1,080,148
Media 1.9%
Interpublic Group of Companies, Inc. (a)	50,084	1,836,580
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc. (a)	20,448	398,736
Consumer Discretionary 9.9%
Auto Components 0.9%
Goodyear Tire & Rubber Co.*	47,665	843,671
Automobiles 0.5%
Winnebago Industries, Inc. (a)	6,983	505,918
Hotels, Restaurants & Leisure 2.0%
Aramark	8,504	279,441
Boyd Gaming Corp.*	10,785	682,259
International Game Technology PLC* (a)	20,022	526,979
Red Rock Resorts, Inc. "A"* (a)	8,676	444,385
		1,933,064
Household Durables 1.8%
Beazer Homes U.S.A., Inc.*	25,280	436,080
PulteGroup, Inc.	29,316	1,346,191
		1,782,271
Internet & Direct Marketing Retail 1.4%
Overstock.com, Inc.* (a)	6,459	503,285
Qurate Retail, Inc. "A" (a)	86,535	881,792
		1,385,077
Leisure Products 0.8%
Brunswick Corp.	4,964	472,920
Nautilus, Inc.* (a)	36,972	344,210
		817,130
Textiles, Apparel & Luxury Goods 2.5%
Columbia Sportswear Co.	16,821	1,612,125
Under Armour, Inc. "A"*	42,542	858,497
		2,470,622
Consumer Staples 3.4%
Food & Staples Retailing 0.3%
Performance Food Group Co.*	6,583	305,846

Food Products 1.1%
Darling Ingredients, Inc.*	10,689	768,539
Hostess Brands, Inc.* (a)	16,742	290,809
		1,059,348
Household Products 2.0%
Central Garden & Pet Co.* (a)	18,906	907,488
Spectrum Brands Holdings, Inc. (a)	11,070	1,059,067
		1,966,555
Energy 5.0%
Energy Equipment & Services 0.5%
NexTier Oilfield Solutions, Inc.*	108,544	499,302
Oil, Gas & Consumable Fuels 4.5%
Bonanza Creek Energy, Inc. (a)	9,463	453,278
Devon Energy Corp.	39,008	1,385,174
Renewable Energy Group, Inc.* (a)	5,134	257,727
Targa Resources Corp.	47,649	2,344,807
		4,440,986
Financials 21.5%
Banks 9.3%
BankUnited, Inc. (a)	40,858	1,708,682
Commerce Bancshares, Inc.	5,403	376,481
ConnectOne Bancorp., Inc. (a)	10,991	329,840
Eagle Bancorp., Inc. (a)	28,325	1,628,687
Hancock Whitney Corp.	27,179	1,280,674
Hilltop Holdings, Inc.	25,980	848,767
Primis Financial Corp. (a)	24,377	352,491
Simmons First National Corp. "A"	30,801	910,478
UMB Financial Corp.	14,325	1,385,371
Valley National Bancorp.	21,242	282,731
		9,104,202
Capital Markets 1.4%
Donnelley Financial Solutions, Inc.*	38,731	1,340,867
Consumer Finance 1.6%
Credit Acceptance Corp.* (a)	1,922	1,124,947
Navient Corp. (a)	24,276	478,965
		1,603,912
Diversified Financial Services 1.0%
Voya Financial, Inc.	15,943	978,741
Insurance 5.9%
AMERISAFE, Inc.	9,998	561,488
Assurant, Inc.	10,659	1,681,457
Athene Holding Ltd. "A"*	4,932	339,667
Brown & Brown, Inc. (a)	39,183	2,172,697
Everest Re Group Ltd.	3,869	970,268
		5,725,577
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Blackstone Mortgage Trust, Inc. "A"	8,235	249,685

Ellington Financial, Inc. (a)	38,422	702,739
Redwood Trust, Inc.	25,934	334,289
		1,286,713
Thrifts & Mortgage Finance 1.0%
Walker & Dunlop, Inc.	8,497	964,409
Health Care 9.0%
Biotechnology 3.0%
Agios Pharmaceuticals, Inc.* (a)	7,196	332,095
Athenex, Inc.* (a)	104,284	313,895
Bluebird Bio, Inc.*	17,348	331,520
Myriad Genetics, Inc.*	28,279	913,129
Sage Therapeutics, Inc.*	15,941	706,346
Sana Biotechnology, Inc.* (a)	16,597	373,765
		2,970,750
Health Care Equipment & Supplies 1.4%
ICU Medical, Inc.*	3,261	761,052
Invacare Corp.* (a)	69,559	331,101
Pulmonx Corp.* (a)	7,136	256,753
		1,348,906
Health Care Providers & Services 1.1%
Apria, Inc.*	7,977	296,345
Molina Healthcare, Inc.*	2,825	766,451
		1,062,796
Life Sciences Tools & Services 2.2%
Bruker Corp. (a)	7,998	624,644
PerkinElmer, Inc.	6,317	1,094,673
Syneos Health, Inc.*	5,342	467,318
		2,186,635
Pharmaceuticals 1.3%
Atea Pharmaceuticals, Inc.* (a)	17,476	612,709
NGM Biopharmaceuticals, Inc.* (a)	19,408	407,956
Reata Pharmaceuticals, Inc. "A"*	2,709	272,552
		1,293,217
Industrials 15.5%
Aerospace & Defense 0.6%
Virgin Galactic Holdings Inc.* (a)	24,377	616,738
Air Freight & Logistics 1.4%
Atlas Air Worldwide Holdings, Inc.* (a)	10,970	896,030
GXO Logistics, Inc.*	5,557	435,891
		1,331,921
Airlines 0.4%
Mesa Air Group, Inc.*	47,217	361,682
Building Products 2.5%
Carlisle Companies, Inc. (a)	9,414	1,871,409
Resideo Technologies, Inc.*	13,394	332,037
Simpson Manufacturing Co., Inc.	2,358	252,235
		2,455,681
Commercial Services & Supplies 0.5%
IAA, Inc.* (a)	8,930	487,310

Electrical Equipment 1.9%
Encore Wire Corp.	4,062	385,200
EnerSys	19,537	1,454,334
		1,839,534
Machinery 4.0%
Hillenbrand, Inc.	52,034	2,219,250
Pentair PLC	6,838	496,644
The Manitowoc Co., Inc.*	57,049	1,221,990
		3,937,884
Professional Services 1.8%
Jacobs Engineering Group, Inc.	13,194	1,748,601
Road & Rail 1.0%
Knight-Swift Transportation Holdings, Inc.	10,968	561,013
XPO Logistics, Inc.*	5,557	442,226
		1,003,239
Trading Companies & Distributors 1.4%
MRC Global, Inc.* (a)	68,155	500,258
NOW, Inc.* (a)	110,764	847,344
		1,347,602
Information Technology 9.4%
Communications Equipment 1.2%
Ciena Corp.*	8,005	411,057
CommScope Holding Co., Inc.*	55,124	749,135
		1,160,192
Electronic Equipment, Instruments & Components 3.1%
Arlo Technologies, Inc.*	103,100	660,871
Avnet, Inc.	33,691	1,245,556
SYNNEX Corp.	3,858	401,618
Teledyne Technologies, Inc.* (a)	1,740	747,469
		3,055,514
IT Services 2.0%
Alliance Data Systems Corp.	13,038	1,315,404
Concentrix Corp.*	3,463	612,951
		1,928,355
Semiconductors & Semiconductor Equipment 1.4%
Cirrus Logic, Inc.*	12,060	993,141
Ichor Holdings Ltd.*	8,533	350,621
		1,343,762
Software 1.7%
Cognyte Software Ltd.*	24,927	512,250
Verint Systems, Inc.* (a)	26,428	1,183,710
		1,695,960
Materials 6.0%
Chemicals 3.6%
Albemarle Corp.	1,936	423,926
Avient Corp. (a)	10,984	509,109
H.B. Fuller Co.	6,231	402,273
Kraton Corp.* (a)	40,580	1,852,071
The Mosaic Co.	9,410	336,125
		3,523,504

Containers & Packaging 0.7%
Graphic Packaging Holding Co.	34,143	650,083
Metals & Mining 1.7%
Steel Dynamics, Inc. (a)	28,998	1,695,803
Real Estate 11.9%
Equity Real Estate Investment Trusts (REITs) 11.5%
Agree Realty Corp.	15,541	1,029,280
Duke Realty Corp.	16,173	774,202
Gaming and Leisure Properties, Inc.	32,357	1,498,776
Highwoods Properties, Inc.	27,352	1,199,659
Iron Mountain, Inc. (a)	8,087	351,380
Lexington Realty Trust (a)	156,193	1,991,461
NexPoint Residential Trust, Inc.	10,378	642,191
Safehold, Inc.	3,722	267,575
SITE Centers Corp. (a)	38,885	600,384
STAG Industrial, Inc.	52,878	2,075,461
Urban Edge Properties (a)	47,255	865,239
		11,295,608
Real Estate Management & Development 0.4%
Opendoor Technologies Inc.* (a)	19,102	392,164
Utilities 3.9%
Electric Utilities 3.0%
IDACORP, Inc.	15,551	1,607,662
PG&E Corp.*	32,971	316,522
Pinnacle West Capital Corp.	14,328	1,036,774
		2,960,958
Gas Utilities 0.9%
UGI Corp.	20,166	859,475
Total Common Stocks (Cost $73,084,350)		96,883,549

Securities Lending Collateral 16.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $16,519,642)	16,519,642	16,519,642

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $975,333)	975,333	975,333

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $90,579,325)	116.8	114,378,524
Other Assets and Liabilities, Net	(16.8)	(16,486,011)
Net Assets	100.0	97,892,513
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 16.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
2,438,401	14,081,241 (d)	—	—	—	7,961	—	16,519,642	16,519,642
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.03% (b)
259,282	11,809,404	11,093,353	—	—	206	—	975,333	975,333
2,697,683	25,890,645	11,093,353	—	—	8,167	—	17,494,975	17,494,975
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $15,898,011, which is 16.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$96,883,549	$—	$—	$96,883,549
Short-Term Investments (a)	17,494,975	—	—	17,494,975
Total	$114,378,524	$—	$—	$114,378,524
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCV-PH3
R-080548-1 (1/23)